Shareholder Report, Holdings (Details)	Aug. 31, 2026
Large Capitalization Value Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Large Capitalization Value Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Large Capitalization Value Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Large Capitalization Value Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
Large Capitalization Value Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Large Capitalization Value Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Large Capitalization Value Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Large Capitalization Value Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Large Capitalization Value Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Large Capitalization Value Portfolio Class A | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Capitalization Value Portfolio Class A | Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Large Capitalization Value Portfolio Class A | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Large Capitalization Value Portfolio Class A | Quest Diagnostics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Capitalization Value Portfolio Class A | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Capitalization Value Portfolio Class A | Williams Companies Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Capitalization Value Portfolio Class A | Primo Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Large Capitalization Value Portfolio Class A | A M E T E K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Large Capitalization Value Portfolio Class A | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Capitalization Value Portfolio Class A | Somnigroup International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Capitalization Value Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Large Capitalization Value Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Large Capitalization Value Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Large Capitalization Value Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
Large Capitalization Value Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Large Capitalization Value Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Large Capitalization Value Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Large Capitalization Value Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Large Capitalization Value Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Large Capitalization Value Portfolio Class C | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Capitalization Value Portfolio Class C | Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Large Capitalization Value Portfolio Class C | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Large Capitalization Value Portfolio Class C | Quest Diagnostics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Capitalization Value Portfolio Class C | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Capitalization Value Portfolio Class C | Williams Companies Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Capitalization Value Portfolio Class C | Primo Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Large Capitalization Value Portfolio Class C | A M E T E K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Large Capitalization Value Portfolio Class C | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Capitalization Value Portfolio Class C | Somnigroup International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Capitalization Value Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Large Capitalization Value Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Large Capitalization Value Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Large Capitalization Value Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
Large Capitalization Value Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Large Capitalization Value Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Large Capitalization Value Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Large Capitalization Value Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Large Capitalization Value Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Large Capitalization Value Portfolio Class I | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Capitalization Value Portfolio Class I | Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Large Capitalization Value Portfolio Class I | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Large Capitalization Value Portfolio Class I | Quest Diagnostics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Capitalization Value Portfolio Class I | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Capitalization Value Portfolio Class I | Williams Companies Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Capitalization Value Portfolio Class I | Primo Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Large Capitalization Value Portfolio Class I | A M E T E K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Large Capitalization Value Portfolio Class I | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Capitalization Value Portfolio Class I | Somnigroup International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Capitalization Growth Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Large Capitalization Growth Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Large Capitalization Growth Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	54.40%
Large Capitalization Growth Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Large Capitalization Growth Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Large Capitalization Growth Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Large Capitalization Growth Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Large Capitalization Growth Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Capitalization Growth Portfolio Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Large Capitalization Growth Portfolio Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Capitalization Growth Portfolio Class A | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Capitalization Growth Portfolio Class A | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Capitalization Growth Portfolio Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Capitalization Growth Portfolio Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Capitalization Growth Portfolio Class A | Roku Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Large Capitalization Growth Portfolio Class A | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Capitalization Growth Portfolio Class A | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Capitalization Growth Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Large Capitalization Growth Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Large Capitalization Growth Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	54.40%
Large Capitalization Growth Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Large Capitalization Growth Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Large Capitalization Growth Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Large Capitalization Growth Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Large Capitalization Growth Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Capitalization Growth Portfolio Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Large Capitalization Growth Portfolio Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Capitalization Growth Portfolio Class C | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Capitalization Growth Portfolio Class C | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Capitalization Growth Portfolio Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Capitalization Growth Portfolio Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Capitalization Growth Portfolio Class C | Roku Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Large Capitalization Growth Portfolio Class C | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Capitalization Growth Portfolio Class C | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Capitalization Growth Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Large Capitalization Growth Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Large Capitalization Growth Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	54.40%
Large Capitalization Growth Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Large Capitalization Growth Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Large Capitalization Growth Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Large Capitalization Growth Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Large Capitalization Growth Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Capitalization Growth Portfolio Class I | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Large Capitalization Growth Portfolio Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Capitalization Growth Portfolio Class I | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Capitalization Growth Portfolio Class I | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Capitalization Growth Portfolio Class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Capitalization Growth Portfolio Class I | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Capitalization Growth Portfolio Class I | Roku Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Large Capitalization Growth Portfolio Class I | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Capitalization Growth Portfolio Class I | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Mid Capitalization Portfolio - Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Mid Capitalization Portfolio - Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Mid Capitalization Portfolio - Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Mid Capitalization Portfolio - Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Mid Capitalization Portfolio - Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
Mid Capitalization Portfolio - Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Mid Capitalization Portfolio - Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Mid Capitalization Portfolio - Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Mid Capitalization Portfolio - Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Mid Capitalization Portfolio - Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Mid Capitalization Portfolio - Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Mid Capitalization Portfolio - Class A | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Mid Capitalization Portfolio - Class A | Baker Hughes Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Capitalization Portfolio - Class A | C M S Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Mid Capitalization Portfolio - Class A | S L B Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Mid Capitalization Portfolio - Class A | W E C Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Capitalization Portfolio - Class A | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Mid Capitalization Portfolio - Class A | Auto Zone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Mid Capitalization Portfolio - Class A | Dollar General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mid Capitalization Portfolio - Class A | Vulcan Materials Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Mid Capitalization Portfolio - Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Mid Capitalization Portfolio - Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Mid Capitalization Portfolio - Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Mid Capitalization Portfolio - Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Mid Capitalization Portfolio - Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
Mid Capitalization Portfolio - Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Mid Capitalization Portfolio - Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Mid Capitalization Portfolio - Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Mid Capitalization Portfolio - Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Mid Capitalization Portfolio - Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Mid Capitalization Portfolio - Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Mid Capitalization Portfolio - Class C | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Mid Capitalization Portfolio - Class C | Baker Hughes Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Capitalization Portfolio - Class C | C M S Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Mid Capitalization Portfolio - Class C | S L B Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Mid Capitalization Portfolio - Class C | W E C Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Capitalization Portfolio - Class C | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Mid Capitalization Portfolio - Class C | Auto Zone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Mid Capitalization Portfolio - Class C | Dollar General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mid Capitalization Portfolio - Class C | Vulcan Materials Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Mid Capitalization Portfolio - Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Mid Capitalization Portfolio - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Mid Capitalization Portfolio - Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Mid Capitalization Portfolio - Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Mid Capitalization Portfolio - Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
Mid Capitalization Portfolio - Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Mid Capitalization Portfolio - Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Mid Capitalization Portfolio - Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Mid Capitalization Portfolio - Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Mid Capitalization Portfolio - Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Mid Capitalization Portfolio - Class I | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Mid Capitalization Portfolio - Class I | Baker Hughes Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Capitalization Portfolio - Class I | C M S Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Mid Capitalization Portfolio - Class I | S L B Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Mid Capitalization Portfolio - Class I | W E C Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Capitalization Portfolio - Class I | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Mid Capitalization Portfolio - Class I | Auto Zone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Mid Capitalization Portfolio - Class I | Dollar General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mid Capitalization Portfolio - Class I | Vulcan Materials Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Mid Capitalization Portfolio - Class I | Dreyfus Inst Prefer Gov Mone Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Small Capitalization Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Small Capitalization Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Small Capitalization Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Small Capitalization Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
Small Capitalization Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
Small Capitalization Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Small Capitalization Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Small Capitalization Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Small Capitalization Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
Small Capitalization Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Small Capitalization Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Small Capitalization Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Small Capitalization Portfolio Class A | Vestis Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small Capitalization Portfolio Class A | Allient Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small Capitalization Portfolio Class A | Commvault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
Small Capitalization Portfolio Class A | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Small Capitalization Portfolio Class A | International Seaways Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Small Capitalization Portfolio Class A | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Small Capitalization Portfolio Class A | Independent Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Small Capitalization Portfolio Class A | Watts Water Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Small Capitalization Portfolio Class A | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Small Capitalization Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Small Capitalization Portfolio Class C | Vestis Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small Capitalization Portfolio Class C | Allient Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small Capitalization Portfolio Class C | Commvault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
Small Capitalization Portfolio Class C | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Small Capitalization Portfolio Class C | International Seaways Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Small Capitalization Portfolio Class C | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Small Capitalization Portfolio Class C | Independent Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Small Capitalization Portfolio Class C | Watts Water Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Small Capitalization Portfolio Class C | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Small Capitalization Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Small Capitalization Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Small Capitalization Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Small Capitalization Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
Small Capitalization Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
Small Capitalization Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Small Capitalization Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Small Capitalization Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Small Capitalization Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
Small Capitalization Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Small Capitalization Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Small Capitalization Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Small Capitalization Portfolio Class I | Vestis Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small Capitalization Portfolio Class I | Allient Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small Capitalization Portfolio Class I | Commvault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
Small Capitalization Portfolio Class I | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Small Capitalization Portfolio Class I | International Seaways Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Small Capitalization Portfolio Class I | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Small Capitalization Portfolio Class I | Independent Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Small Capitalization Portfolio Class I | Watts Water Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Small Capitalization Portfolio Class I | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
International Equity Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
International Equity Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
International Equity Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
International Equity Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
International Equity Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
International Equity Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
International Equity Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
International Equity Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
International Equity Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
International Equity Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
International Equity Portfolio Class A | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
International Equity Portfolio Class A | Dreyfus Treasury Obligations Cash Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
International Equity Portfolio Class A | D B S Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
International Equity Portfolio Class A | S K Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
International Equity Portfolio Class A | Intesa Sanpaolo Sp A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Equity Portfolio Class A | Asia Vital Components Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Equity Portfolio Class A | K B Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Equity Portfolio Class A | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
International Equity Portfolio Class A | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
International Equity Portfolio Class A | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
International Equity Portfolio Class A | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
International Equity Portfolio Class A | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
International Equity Portfolio Class A | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
International Equity Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
International Equity Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
International Equity Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
International Equity Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
International Equity Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
International Equity Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
International Equity Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
International Equity Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
International Equity Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
International Equity Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
International Equity Portfolio Class C | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
International Equity Portfolio Class C | Dreyfus Treasury Obligations Cash Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
International Equity Portfolio Class C | D B S Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
International Equity Portfolio Class C | S K Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
International Equity Portfolio Class C | Intesa Sanpaolo Sp A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Equity Portfolio Class C | Asia Vital Components Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Equity Portfolio Class C | K B Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Equity Portfolio Class C | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
International Equity Portfolio Class C | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
International Equity Portfolio Class C | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
International Equity Portfolio Class C | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
International Equity Portfolio Class C | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
International Equity Portfolio Class C | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
International Equity Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
International Equity Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
International Equity Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
International Equity Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
International Equity Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
International Equity Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
International Equity Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
International Equity Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
International Equity Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
International Equity Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
International Equity Portfolio Class I | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
International Equity Portfolio Class I | Dreyfus Treasury Obligations Cash Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
International Equity Portfolio Class I | D B S Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
International Equity Portfolio Class I | S K Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
International Equity Portfolio Class I | Intesa Sanpaolo Sp A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Equity Portfolio Class I | Asia Vital Components Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Equity Portfolio Class I | K B Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Equity Portfolio Class I | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
International Equity Portfolio Class I | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
International Equity Portfolio Class I | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
International Equity Portfolio Class I | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
International Equity Portfolio Class I | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
International Equity Portfolio Class I | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Health & Biotechnology Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Jazz Pharmaceuticalsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
Health & Biotechnology Portfolio Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Health & Biotechnology Portfolio Class A | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Health & Biotechnology Portfolio Class A | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
Health & Biotechnology Portfolio Class A | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
Health & Biotechnology Portfolio Class A | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Health & Biotechnology Portfolio Class A | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Health & Biotechnology Portfolio Class A | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Health & Biotechnology Portfolio Class A | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Health & Biotechnology Portfolio Class A | Novartis A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Health & Biotechnology Porfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Porfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Jazz Pharmaceuticalsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
Health & Biotechnology Porfolio Class C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Health & Biotechnology Porfolio Class C | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Health & Biotechnology Porfolio Class C | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
Health & Biotechnology Porfolio Class C | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
Health & Biotechnology Porfolio Class C | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Health & Biotechnology Porfolio Class C | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Health & Biotechnology Porfolio Class C | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Health & Biotechnology Porfolio Class C | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Health & Biotechnology Porfolio Class C | Novartis A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Health & Biotechnology Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Jazz Pharmaceuticalsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
Health & Biotechnology Portfolio Class I | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Health & Biotechnology Portfolio Class I | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Health & Biotechnology Portfolio Class I | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
Health & Biotechnology Portfolio Class I | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
Health & Biotechnology Portfolio Class I | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Health & Biotechnology Portfolio Class I | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Health & Biotechnology Portfolio Class I | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Health & Biotechnology Portfolio Class I | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Health & Biotechnology Portfolio Class I | Novartis A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Technology & Communications Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	69.40%
Technology & Communications Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Technology & Communications Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Technology & Communications Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Technology & Communications Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Technology & Communications Portfolio Class A | Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
Technology & Communications Portfolio Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
Technology & Communications Portfolio Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
Technology & Communications Portfolio Class A | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
Technology & Communications Portfolio Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
Technology & Communications Portfolio Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Technology & Communications Portfolio Class A | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Technology & Communications Portfolio Class A | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
Technology & Communications Portfolio Class A | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Technology & Communications Portfolio Class A | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Technology & Communications Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	69.40%
Technology & Communications Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Technology & Communications Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Technology & Communications Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Technology & Communications Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Technology & Communications Portfolio Class C | Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
Technology & Communications Portfolio Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
Technology & Communications Portfolio Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
Technology & Communications Portfolio Class C | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
Technology & Communications Portfolio Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
Technology & Communications Portfolio Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Technology & Communications Portfolio Class C | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Technology & Communications Portfolio Class C | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
Technology & Communications Portfolio Class C | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Technology & Communications Portfolio Class C | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Technology & Communications Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	69.40%
Technology & Communications Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Technology & Communications Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Technology & Communications Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Technology & Communications Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Technology & Communications Portfolio Class I | Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
Technology & Communications Portfolio Class I | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
Technology & Communications Portfolio Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
Technology & Communications Portfolio Class I | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
Technology & Communications Portfolio Class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
Technology & Communications Portfolio Class I | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Technology & Communications Portfolio Class I | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Technology & Communications Portfolio Class I | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
Technology & Communications Portfolio Class I | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Technology & Communications Portfolio Class I | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Investment Quality Bond Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Investment Quality Bond Portfolio Class A | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Investment Quality Bond Portfolio Class A | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
Investment Quality Bond Portfolio Class A | Government [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
Investment Quality Bond Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Investment Quality Bond Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Investment Quality Bond Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Investment Quality Bond Portfolio Class C | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Investment Quality Bond Portfolio Class C | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
Investment Quality Bond Portfolio Class C | Government [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
Investment Quality Bond Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Investment Quality Bond Portfolio Class C | Vanguard Long Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Investment Quality Bond Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Investment Quality Bond Portfolio Class I | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Investment Quality Bond Portfolio Class I | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
Investment Quality Bond Portfolio Class I | Government [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
Investment Quality Bond Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Investment Quality Bond Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
U.S. Government Money Market Portfolio Class A | Federated Hermes Government Obligations Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
U.S. Government Money Market Portfolio Class A | Dreyfus Government Cash Management Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
U.S. Government Money Market Portfolio Class A | Black Rock Liquidity Fed Fund Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
U.S. Government Money Market Portfolio Class A | J P Morgan U S Government Money Market Fund Capital Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
U.S. Government Money Market Portfolio Class C | Federated Hermes Government Obligations Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
U.S. Government Money Market Portfolio Class C | Dreyfus Government Cash Management Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
U.S. Government Money Market Portfolio Class C | Black Rock Liquidity Fed Fund Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
U.S. Government Money Market Portfolio Class C | J P Morgan U S Government Money Market Fund Capital Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
U.S. Government Money Market Portfolio Class I | Federated Hermes Government Obligations Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
U.S. Government Money Market Portfolio Class I | Dreyfus Government Cash Management Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
U.S. Government Money Market Portfolio Class I | Black Rock Liquidity Fed Fund Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
U.S. Government Money Market Portfolio Class I | J P Morgan U S Government Money Market Fund Capital Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.84%
Aggressive Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Aggressive Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Aggressive Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Aggressive Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	71.70%
Aggressive Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Aggressive Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Aggressive Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Aggressive Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aggressive Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Aggressive Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Aggressive Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Aggressive Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	71.70%
Aggressive Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Aggressive Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Aggressive Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Aggressive Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aggressive Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Aggressive Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Aggressive Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Aggressive Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	71.70%
Aggressive Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Aggressive Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Aggressive Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Aggressive Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Conservative Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Conservative Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Conservative Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Conservative Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Conservative Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
Conservative Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
Conservative Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Conservative Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Conservative Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Conservative Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Conservative Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Conservative Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Conservative Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Conservative Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Conservative Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Conservative Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
Conservative Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
Conservative Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Conservative Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Conservative Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Conservative Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Conservative Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Conservative Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Conservative Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Conservative Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Conservative Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Conservative Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
Conservative Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
Conservative Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Conservative Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Conservative Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Conservative Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Conservative Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Moderate Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Moderate Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Moderate Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Moderate Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Moderate Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
Moderate Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
Moderate Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Moderate Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Moderate Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Moderate Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Moderate Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderate Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Moderate Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Moderate Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Moderate Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Moderate Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Moderate Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Moderate Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Moderate Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
Moderate Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
Moderate Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Moderate Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Moderate Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Moderate Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Moderate Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderate Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Moderate Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Moderate Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Moderate Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Moderate Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Moderate Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Moderate Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Moderate Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Moderate Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Moderate Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Moderate Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Moderate Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Moderate Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Moderately Aggressive Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Moderately Aggressive Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Moderately Aggressive Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%
Moderately Aggressive Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Moderately Aggressive Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Moderately Aggressive Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Moderately Aggressive Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Moderately Aggressive Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Moderately Aggressive Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%
Moderately Aggressive Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Moderately Aggressive Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Moderately Aggressive Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Moderately Aggressive Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Moderately Aggressive Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Moderately Aggressive Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%
Moderately Aggressive Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Moderately Aggressive Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Moderately Aggressive Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Moderately Conservative Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Moderately Conservative Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Moderately Conservative Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
Moderately Conservative Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
Moderately Conservative Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Moderately Conservative Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Moderately Conservative Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
Moderately Conservative Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
Moderately Conservative Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Moderately Conservative Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Moderately Conservative Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
Moderately Conservative Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
Moderately Conservative Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Moderately Conservative Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%